Quarterly Report
March 31, 2025
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 6.4%
Axon Enterprise, Inc. (a)	9,537	$5,015,985
Hexcel Corp.	24,063	1,317,690
Howmet Aerospace, Inc.	95,260	12,358,080
Melrose Industries PLC	147,983	912,003
TransDigm Group, Inc.	856	1,184,096
		$20,787,854
Apparel Manufacturers – 0.3%
VF Corp.	55,777	$865,659
Automotive – 2.0%
ACV Auctions, Inc. (a)	123,462	$1,739,580
Copart, Inc. (a)	84,577	4,786,212
		$6,525,792
Broadcasting – 4.7%
Spotify Technology S.A. (a)	18,395	$10,117,802
TKO Group Holdings, Inc.	33,573	5,130,290
		$15,248,092
Brokerage & Asset Managers – 7.1%
Ares Management Co.	33,905	$4,970,812
Carlyle Group, Inc.	75,703	3,299,894
Evercore Partners, Inc.	3,570	713,000
LPL Financial Holdings, Inc.	20,444	6,688,050
NASDAQ, Inc.	22,145	1,679,920
TPG, Inc.	59,415	2,818,054
Tradeweb Markets, Inc.	20,585	3,056,049
		$23,225,779
Business Services – 8.8%
CoStar Group, Inc. (a)	54,999	$4,357,571
Morningstar, Inc.	14,930	4,477,059
MSCI, Inc.	10,422	5,893,641
TransUnion	66,768	5,541,076
Verisk Analytics, Inc., “A”	28,024	8,340,503
		$28,609,850
Computer Software – 15.9%
BILL Holdings, Inc. (a)	10,214	$468,721
Cadence Design Systems, Inc. (a)	12,735	3,238,893
Cloudflare, Inc., “A” (a)	5,699	642,220
Constellation Software, Inc.	1,986	6,289,522
Datadog, Inc., “A” (a)	38,363	3,805,993
Elastic N.V. (a)	20,796	1,852,924
Guidewire Software, Inc. (a)	47,574	8,913,465
HubSpot, Inc. (a)	9,650	5,512,949
Manhattan Associates, Inc. (a)	6,404	1,108,148
Okta, Inc. (a)	34,737	3,655,027
Pegasystems, Inc.	13,873	964,451
PTC, Inc. (a)	15,416	2,388,709
Robinhood Markets, Inc. (a)	39,192	1,631,171
SentinelOne, Inc., “A” (a)	24,369	443,028
ServiceNow, Inc. (a)	3,667	2,919,445
ServiceTitan, Inc., “A” (a)(l)	6,511	619,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Tyler Technologies, Inc. (a)	12,987	$7,550,512
		$52,004,439
Computer Software - Systems – 1.7%
Block, Inc., “A” (a)	53,034	$2,881,337
CDW Corp.	2,378	381,098
EPAM Systems, Inc. (a)	2,859	482,714
Q2 Holdings, Inc. (a)	22,499	1,800,145
		$5,545,294
Construction – 2.8%
AZEK Co., Inc. (a)	90,815	$4,439,945
Vulcan Materials Co.	19,518	4,553,550
		$8,993,495
Consumer Products – 0.8%
Church & Dwight Co., Inc.	15,919	$1,752,523
ODDITY Tech Ltd. (a)	22,935	992,168
		$2,744,691
Consumer Services – 1.8%
Bright Horizons Family Solutions, Inc. (a)	42,706	$5,425,370
Expedia Group, Inc.	2,720	457,232
		$5,882,602
Electrical Equipment – 2.3%
AMETEK, Inc.	24,051	$4,140,139
Hubbell, Inc.	4,990	1,651,241
Vertiv Holdings Co.	24,276	1,752,727
		$7,544,107
Electronics – 1.2%
Monolithic Power Systems, Inc.	6,685	$3,877,166
Energy - Independent – 1.5%
Expand Energy Corp.	42,976	$4,784,088
Engineering - Construction – 0.7%
Quanta Services, Inc.	9,127	$2,319,901
Entertainment – 1.9%
Live Nation Entertainment, Inc. (a)	48,325	$6,310,278
Gaming & Lodging – 2.4%
DraftKings, Inc. (a)	119,367	$3,964,178
Hyatt Hotels Corp.	32,315	3,958,588
		$7,922,766
Insurance – 2.3%
Arthur J. Gallagher & Co.	21,869	$7,550,054
Internet – 1.0%
Gartner, Inc. (a)	7,766	$3,259,701
Leisure & Toys – 4.0%
Roblox Corp., “A” (a)	52,187	$3,041,980
Take-Two Interactive Software, Inc. (a)	48,098	9,968,311
		$13,010,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.0%
Wabtec Corp.	36,241	$6,572,305
Medical & Health Technology & Services – 1.6%
Tempus AI, Inc. (a)(l)	5,365	$258,808
Veeva Systems, Inc. (a)	20,967	4,856,586
		$5,115,394
Medical Equipment – 7.8%
Agilent Technologies, Inc.	25,374	$2,968,251
Bio-Techne Corp.	32,874	1,927,403
DexCom, Inc. (a)	51,724	3,532,232
Masimo Corp. (a)	34,309	5,715,879
Natera, Inc. (a)	38,467	5,439,618
STERIS PLC	13,204	2,992,687
Waters Corp. (a)	8,060	2,970,674
		$25,546,744
Metals & Mining – 0.4%
Cameco Corp.	33,855	$1,393,472
Natural Gas - Pipeline – 2.0%
Cheniere Energy, Inc.	27,881	$6,451,663
Pharmaceuticals – 1.8%
Ascendis Pharma, ADR (a)	30,497	$4,753,262
Legend Biotech Corp., ADR (a)	37,216	1,262,739
		$6,016,001
Pollution Control – 1.1%
GFL Environmental, Inc.	71,580	$3,458,030
Printing & Publishing – 1.3%
Wolters Kluwer N.V.	27,554	$4,276,948
Real Estate – 1.4%
CBRE Group, Inc., “A” (a)	35,537	$4,647,529
Restaurants – 2.2%
Aramark	64,315	$2,220,154
Chipotle Mexican Grill, Inc., “A” (a)	53,401	2,681,264
Sweetgreen, Inc. (a)	44,747	1,119,570
Wingstop, Inc.	5,144	1,160,383
		$7,181,371
Specialty Stores – 5.4%
BJ's Wholesale Club Holdings, Inc. (a)	21,142	$2,412,302
Burlington Stores, Inc. (a)	15,956	3,802,794
Coupang, Inc. (a)	154,798	3,394,720
Floor & Decor Holdings, Inc., “A” (a)	10,641	856,281
O'Reilly Automotive, Inc. (a)	3,417	4,895,126
Tractor Supply Co.	43,511	2,397,456
		$17,758,679
Trucking – 0.1%
Saia, Inc. (a)	1,210	$422,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.2%
Vistra Corp.	33,637	$3,950,329
Total Common Stocks		$319,803,174
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,984	$0

Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	6,401,063	$6,401,704
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j)	780,360	$780,360

Other Assets, Less Liabilities – (0.1)%		(326,944)
Net Assets – 100.0%		$326,658,294
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,401,704 and $320,583,534, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$282,952,508	$—	$—	$282,952,508
Canada	11,141,024	0	—	11,141,024
Sweden	10,117,802	—	—	10,117,802
Denmark	4,753,262	—	—	4,753,262
Netherlands	4,276,948	—	—	4,276,948
South Korea	3,394,720	—	—	3,394,720
China	1,262,739	—	—	1,262,739
Israel	992,168	—	—	992,168
United Kingdom	—	912,003	—	912,003
Investment Companies	7,182,064	—	—	7,182,064
Total	$326,073,235	$912,003	$—	$326,985,238
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,335,732	$16,488,994	$12,423,074	$139	$(87)	$6,401,704
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$41,812	$—